Convertible Preferred Stock and Common Stock	12 Months Ended
Dec. 31, 2020
Convertible Preferred Stock And Common Stock [Abstract]
Convertible Preferred Stock and Common Stock

12. Convertible Preferred Stock and Common Stock

Series E-1 Conversion to Series D

In April 2020, the Company amended the conversion rights of non-voting convertible Series E-1 preferred stock to provide for conversion on a 1:1 basis into shares of convertible Series D preferred stock. In December 2020, holders of non-voting convertible Series E-1 preferred stock elected to convert 6,293,581 shares into an equivalent number of shares of convertible Series D preferred stock in accordance with the amended convertible Series E-1 preferred stock conversion rights. Upon conversion of the Series E-1 convertible preferred stock to Series D convertible preferred stock, which had an equivalent fair value on the date of conversion, approximately $31.9 million was reclassified within the Company’s consolidated balance sheets for the balances of such classes of shares of convertible preferred stock, based on an original issue price and liquidation preference of $5.0763 per share for both classes of convertible preferred stock.

Authorized, Issued, and Outstanding Shares and Liquidation Preference

The authorized, issued, and outstanding shares of common stock and the authorized, issued, outstanding, and aggregate liquidation preference of the Company’s convertible preferred stock as of December 31, 2019 were as follows (dollars in thousands):

	December 31, 2019
	Number of Shares		Aggregate Balance	Aggregate Liquidation Preference
Series	Authorized	Issued and Outstanding
Series A Senior	7,260,666	6,939,098	$4,032	$4,100
Series B Senior	5,805,056	5,805,057	9,949	10,000
Series C Senior	9,304,900	9,224,670	39,613	39,840
Series D Senior	19,371,524	18,915,820	93,727	96,023
Series E Senior	23,850,034	14,787,031	90,468	93,001
Series E-1 Senior (non-voting)	11,412,474	11,412,474	57,933	57,933
Junior Preferred	1,692,464	1,692,464	1,479	1,500
	78,697,118	68,776,614	$297,201	$302,397
Common stock:
Shares	97,485,929	8,865,933
Less shares subject to restriction	—	(423)
Total	97,485,929	8,865,510

The authorized, issued, and outstanding shares of common stock and the authorized, issued, outstanding, and aggregate liquidation preference of the Company’s convertible preferred stock as of December 31, 2020 were as follows (dollars in thousands):

	December 31, 2020
	Number of Shares		Aggregate Balance	Aggregate Liquidation Preference
Series	Authorized	Issued and Outstanding
Series A Senior	7,260,666	6,939,098	$4,032	$4,100
Series B Senior	5,805,056	5,805,057	$9,949	$10,000
Series C Senior	9,304,900	9,224,670	$39,613	$39,840
Series D Senior	30,449,674	25,209,401	$125,675	$127,971
Series E Senior	23,850,034	14,787,031	$90,468	$93,001
Series E-1 Senior (non-voting)	11,412,474	5,118,893	$25,985	$25,985
Junior Preferred	1,692,464	1,692,464	$1,479	$1,500
	89,775,268	68,776,614	$297,201	$302,397
Common stock	111,702,628	8,992,463

Convertible Preferred Stock

All convertible preferred stock converted into common stock in February 2021 and is no longer outstanding (see Note 19). Significant terms of the outstanding convertible preferred stock series were as follows:

Dividends — Each share of Series A, Series B, Series C, Series D, Series E, and Series E-1 convertible preferred stock (“Senior convertible preferred stock”) was entitled to receive, when and if declared by the Company’s Board of Directors, noncumulative dividends at an annual rate of $0.0473 for Series A convertible preferred stock, $0.1378 for Series B convertible preferred stock, $0.3456 for Series C convertible preferred stock, $0.4061 for Series D convertible preferred stock, $0.5031 for Series E convertible preferred stock, and $0.4061 for Series E-1 convertible preferred stock payable in preference and priority to any distributions made to holders of

Junior convertible preferred stock or common stock. After the payment of dividends to holders of Senior convertible preferred stock, the holders of Junior convertible preferred stock were entitled to receive, when and if declared by the Company’s Board of Directors, noncumulative dividends at an annual rate of $0.0709 per share. Additional dividends or distributions would have been distributed among all holders of common stock and convertible preferred stock pro-rata on the number of shares of common stock held by each assuming full conversion of all preferred stock. No dividends could have been paid on the common stock until the dividends on the Senior preferred stock and Junior preferred stock were paid. No dividends have been declared to date.

Voting Rights — Each holder of common stock is entitled to one vote for each share. The holders of each share of Series A convertible preferred Stock, Series B convertible preferred stock, Series C convertible preferred stock, Series D convertible preferred stock, Series E convertible preferred stock, and Junior convertible preferred stock (collectively, the “Voting convertible preferred stock”) were entitled to the number of votes equal to the number of shares of common stock into which such shares could then be converted and have voting rights and powers equal to the voting rights and powers of the common stock. The holders of the Voting convertible preferred stock, voting as a separate class, were entitled to elect three directors to the Company’s Board of Directors. The holders of the Company’s common stock were entitled to elect two directors to the Company’s Board of Directors. The holders of the common stock and Senior convertible preferred stock, voting as a single class of stock, assuming a full conversion, elected all remaining directors of the Company. The Company was prohibited from taking certain material actions unless approved by the holders of 60% of the then outstanding shares of Voting convertible preferred stock. The holders of Series E-1 convertible preferred stock did not have any voting rights.

For so long as any shares of Series E convertible preferred stock remained outstanding (as adjusted for any recapitalization), the Company could not (by amendment, merger, consolidation, or otherwise), without first obtaining the approval (by vote or written consent as provided by law) of the holders of at least 60% of the outstanding shares of the Series E convertible preferred stock (voting together as a single class and on an as-converted basis), have taken any action that altered or changed the rights, preferences, privileges, or powers of the Series E convertible preferred stock in a manner that adversely affects the holders thereof differently than the holders of any other series of convertible preferred stock.

Liquidation — In the event of any liquidation, dissolution, or winding up of the Company, either voluntary or involuntary, the holders of Senior convertible preferred stock were entitled to receive, prior and in preference to any distributions of assets to the holders of the Junior convertible preferred stock or the common stock, an amount equal to the sum of any declared but unpaid dividends plus a liquidation preference per share of $0.5909 for Series A convertible preferred stock, $1.7226 for Series B convertible preferred stock, $4.3189 for Series C convertible preferred stock, $5.0763 for Series D convertible preferred stock, $6.2894 for Series E convertible preferred stock, and $5.0763 for Series E-1 convertible preferred stock.

If upon any liquidation, dissolution, or winding up of the Company, the available funds and assets to be distributed to the holders of the Senior convertible preferred stock were insufficient to permit the payment to such stockholders of their full preferential amount, then all of the available funds and assets were to be distributed among the holders of Senior convertible preferred stock pro-rata according to the number of outstanding shares held by each holder thereof.

The Junior convertible preferred stockholders had a preference to common stockholders upon liquidation, dissolution, or winding up of the Company of $0.8863 per share plus any declared but unpaid dividends.

Redemption Rights — No shares of Senior convertible preferred stock, Junior convertible preferred stock, or common stock had redemption rights.

Conversion — The holders of the Senior and Junior convertible preferred stock had the option to convert each share into one share of common stock. The conversion price for the Senior and Junior convertible preferred stock was subject to adjustment to account for certain dilutive issuances including stock splits.

Shares of Senior and Junior convertible preferred stock would have converted automatically into shares of common stock at the conversion price at the time in effect for such Senior and Junior convertible preferred stock (i) immediately prior to the closing of a firm commitment underwritten initial public offering pursuant to a registration statement under the Securities Act of 1933, as amended, provided that the offering price per share was not less than $10.00 (as may be adjusted for stock splits, recapitalizations, and the like) and the aggregate gross proceeds to the Company were not less than $90.0 million, or (ii) upon the Company’s receipt of the written consent of the holders of at least 60% of the then outstanding shares of Voting convertible preferred stock (voting as a single class and on an as-converted basis) or, if later, the effective date for conversion specified in such requests to the conversion of all then outstanding shares of convertible preferred stock.

Pro-rata Participation and Other Rights — Pursuant to an Investor Rights Agreement between the Company and the holders of convertible preferred stock, “Significant Holders” (those holding more than 1,000,000 shares of convertible preferred stock) had the right to purchase their pro-rata portion of securities offered by the Company in the future, subject to customary exceptions. In the event that a Significant Holder did not purchase its pro-rata share, then the other participating Significant Holders could have elected to purchase the declined pro-rata allocation. The related agreements also contained various rights and obligations such as registration rights, obligations with respect to voting for director or in connection with a change of control, right of first refusal and co-sale rights, and anti-dilution adjustments, including price-based anti-dilution adjustments and adjustments for stock splits, stock dividends, and reclassifications, as more fully described therein.

The terms of all classes of convertible preferred stock included embedded conversion features related to anti-dilution. These conversion option provisions met the “fixed for fixed” and “clearly and closely related” criteria so the feature was not bifurcated from the host. The voting rights of the preferred stockholders provided for share redemption upon the occurrence of an event such as liquidation that was not solely within the control of the issuer. Accordingly, the preferred stock series have been presented as temporary or mezzanine equity in the accompanying consolidated balance sheets.

Common Stock

Each share of common stock is entitled to one vote. The holders of common stock are also entitled to receive dividends whenever funds are legally available and when declared by the Board of Directors, subject to the prior rights of holders of all classes of stock then outstanding.

The Company has adequate authorized but unissued common stock available for outstanding instruments convertible into common stock as of December 31, 2019 and 2020.

Warrants

As of December 31, 2019, the following warrants were issued and outstanding:

Shares Subject to Warrants	Issue Date	Underlying Security	Reason for Grant	Warrants Outstanding	Exercise Price per Share	Expiration
Series A Preferred	September 7, 2012	Series A Preferred	Financing	321,568	$0.5909	5 years post IPO
Common	July 30, 2015	Common Stock	Services	77,176	$0.8567	July 30, 2020
Series C Preferred	December 14, 2015	Series C Preferred	Financing	80,229	$4.3189	December 14, 2025
Series D Preferred	July 16, 2018	Series D Preferred	Financing	114,241	$5.0763	June 30, 2025
Series D Preferred	December 12, 2018	Series D Preferred	Financing	7,139	$5.0763	December 12, 2025
Series E Preferred	December 5, 2019	Series E Preferred	Financing	346,762	$6.2894	December 31, 2029

As of December 31, 2020, the following warrants were issued and outstanding:

Shares Subject to Warrants	Issue Date	Underlying Security	Reason for Grant	Warrants Outstanding	Exercise Price per Share	Expiration
Series A Preferred	September 7, 2012	Series A Preferred	Financing	321,568	$0.5909	5 years post IPO
Series C Preferred	December 14, 2015	Series C Preferred	Financing	80,229	$4.3189	December 14, 2025
Series D Preferred	July 16, 2018	Series D Preferred	Financing	114,241	$5.0763	June 30, 2025
Series D Preferred	December 12, 2018	Series D Preferred	Financing	7,139	$5.0763	December 12, 2025
Series E Preferred	December 5, 2019	Series E Preferred	Financing	346,762	$6.2894	December 31, 2029
Series E Preferred	July 29, 2020	Series E Preferred	Financing	8,669,076	$6.2894	July 29, 2030
Series E Preferred	November 16, 2020	Series E Preferred	Other	35,541	$8.6560	November 18, 2025

A discussion of the valuation methodology for the warrants exercisable for convertible preferred stock issued through 2020 is provided in Note 2, Fair Value of Financial Instruments. The value of these warrants at inception has been recorded as debt issuance costs on the loans with which they were issued, which have been accounted for as an adjustment to the effective rate of interest. The periodic adjustments to mark each warrant to fair value are recorded in the accompanying consolidated statements of operations. All warrants were exercised in February 2021 and are no longer outstanding (see Note 19).